Deferred revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred Revenue [Roll Forward]
Beginning Balance	$ 20,156	$ 16,681
Additions to deferred revenue	43,166	41,197
Revenue recognized during the year	(53,434)	(37,722)
Ending Balance	$ 9,888	$ 20,156